KEY MANAGEMENT PERSONNEL COMPENSATION	3 Months Ended
Sep. 30, 2024
KEY MANAGEMENT PERSONNEL COMPENSATION
KEY MANAGEMENT PERSONNEL COMPENSATION

16.   KEY MANAGEMENT PERSONNEL COMPENSATION

The compensation of directors and other members of key management personnel, including social contributions and other benefits, were as follows for the period ended September 30, 2024, and 2023.

	09/30/2024	09/30/2023
Salaries, social security and other benefits	611,096	509,135
Share-based incentives	480,450	6,193,668
Total	1,091,546	6,702,803